Borrowings (Tables)	6 Months Ended
Sep. 30, 2023
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Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year)
Borrowings at September 30, 2023 and March 31, 2023 consisted of the following:

	At September 30, 2023	At March 31, 2023

	(In millions)
Unsubordinated borrowings	¥14,247,306	¥13,532,217
Subordinated borrowings	177,412	186,218
Liabilities associated with securitization transactions	1,210,393	1,236,369
Lease liabilities	425,079	416,997

Total borrowings	¥16,060,190	¥15,371,801